Income Tax Recovery (Expense) (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Income Tax Contingencies
The following table reflects changes in uncertain tax positions relating to freight tax liabilities, which are recorded in other long-term liabilities and accrued liabilities on the Company's consolidated balance sheets:

	Year Ended December 31,
	2021 $	2020 $	2019 $
Balance of unrecognized tax benefits as at January 1	49,124	49,579	32,059
Increases for positions related to the current year	3,749	14,264	3,385
Increases for positions related to prior years	4,766	10,748	16,410
Decreases for positions related to prior years	—	(15,164)	—
Settlements with tax authority	—	(8,556)	—
Decreases related to statute of limitations	(11,604)	(2,196)	(1,646)
Foreign exchange (gain) loss	(432)	449	(629)
Balance of unrecognized tax benefits as at December 31	45,603	49,124	49,579